Intangible Assets - Movements of Other Intangible Assets (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about intangible assets [line items]
Beginning balance	£ 1,359.5	£ 1,389.3
Intangible asset impairment	29.0	0.0	£ 0.0
Ending balance	1,451.9	1,359.5	1,389.3
Cost
Disclosure of detailed information about intangible assets [line items]
Beginning balance	2,999.8	2,941.9
Additions	14.9	29.9
Disposals	63.9	51.9
New acquisitions	47.7	97.7
Other movements	10.1	3.9
Exchange adjustments	265.0	(21.7)
Ending balance	3,273.6	2,999.8	2,941.9
Amortisation and impairment
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(1,640.3)	(1,552.6)
Disposals	(63.8)	(28.0)
Other movements		(1.5)
Exchange adjustments	132.4	(10.1)
Charge for the year	83.8	117.2
Impairment charges included within restructuring costs		10.1
Intangible asset impairment	29.0
Ending balance	(1,821.7)	(1,640.3)	(1,552.6)
Brands with an indefinite useful life
Disclosure of detailed information about intangible assets [line items]
Beginning balance	1,010.5	1,059.1
Ending balance	1,103.4	1,010.5	1,059.1
Brands with an indefinite useful life | Cost
Disclosure of detailed information about intangible assets [line items]
Beginning balance	1,067.3	1,071.9
Additions	0.0	0.0
Disposals	0.0	0.0
New acquisitions	0.0	0.0
Other movements	0.0	0.0
Exchange adjustments	98.7	(4.6)
Ending balance	1,166.0	1,067.3	1,071.9
Brands with an indefinite useful life | Amortisation and impairment
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(56.8)	(12.8)
Disposals	0.0	0.0
Other movements		0.0
Exchange adjustments	5.8	0.2
Charge for the year	0.0	43.8
Impairment charges included within restructuring costs		0.0
Intangible asset impairment	0.0
Ending balance	(62.6)	(56.8)	(12.8)
Acquired intangibles
Disclosure of detailed information about intangible assets [line items]
Beginning balance	273.4	240.5
Ending balance	288.7	273.4	240.5
Acquired intangibles | Cost
Disclosure of detailed information about intangible assets [line items]
Beginning balance	1,644.4	1,569.7
Additions	0.0	0.0
Disposals	4.7	7.3
New acquisitions	46.5	97.7
Other movements	9.3	0.0
Exchange adjustments	131.6	(15.7)
Ending balance	1,827.1	1,644.4	1,569.7
Acquired intangibles | Amortisation and impairment
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(1,371.0)	(1,329.2)
Disposals	(4.4)	(3.5)
Other movements		0.0
Exchange adjustments	109.9	(8.2)
Charge for the year	61.9	53.5
Impairment charges included within restructuring costs		0.0
Intangible asset impairment	0.0
Ending balance	(1,538.4)	(1,371.0)	(1,329.2)
Other
Disclosure of detailed information about intangible assets [line items]
Beginning balance	75.6	89.7
Ending balance	59.8	75.6	89.7
Other | Cost
Disclosure of detailed information about intangible assets [line items]
Beginning balance	288.1	300.3
Additions	14.9	29.9
Disposals	59.2	44.6
New acquisitions	1.2	0.0
Other movements	0.8	3.9
Exchange adjustments	34.7	(1.4)
Ending balance	280.5	288.1	300.3
Other | Amortisation and impairment
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(212.5)	(210.6)
Disposals	(59.4)	(24.5)
Other movements		(1.5)
Exchange adjustments	16.7	(2.1)
Charge for the year	21.9	19.9
Impairment charges included within restructuring costs		10.1
Intangible asset impairment	29.0
Ending balance	£ (220.7)	£ (212.5)	£ (210.6)